Stock Option Plans	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Option Plans

9.      STOCK OPTION PLANS

During 2001, the Company adopted its 2002 Stock Option Plan (“the 2002 Plan”).  The 2002 Plan provides for the granting of up to an additional 7,000,000 stock options to key employees, directors and consultants, of common shares of the Company.  Under the 2002 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2002 Plan by the Board of Directors.  For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.)  Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock)

Activity under the 2002 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price

Balance December, 31, 2008	200,000	1,150,000	0.11
Cancelled	336,000	(336,000)	0.11
Balance, December 31, 2009	536,000	814,000	0.11
Cancelled	680,000	(680,000)	0.11
Balance, December 31, 2010	1,216,000	134,000	0.11
Cancelled	134,000	(134,000)	0.11
Balance, December 31, 2011	1,350,000	-	-

At the Annual General and Special Meeting of Shareholders held in June 2006 the stockholders approved and the Company adopted its 2006 Stock Option Plan (“the 2006 Plan”).  The 2006 Plan provides for the granting of up to an additional 8,000,000 stock options to key employees, directors and consultants, of common shares of the Company.  Under the 2006 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2006 Plan by the Board of Directors.  For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.)  Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock).

Activity under the 2006 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2008	5,400,000	1,300,000	0.98
Cancelled	600,000	(600,000)	0.82
Balance, December 31, 2009	6,000,000	700,000	1.11
Cancelled	200,000	(200,000)	2.29
Granted	(100,000)	100,000	0.33
Balance, December 31, 2010	6,100,000	600,000	1.14
Granted	-	-	-
Cancelled	-	-	-
Balance, December 31, 2011	6,100,00	600,000	$1.14

Balance exercisable, December 31, 2011		550,000	$1.20

The following table summarizes information concerning outstanding and exercisable common stock options under the 2006 and 2002 Plans at December 31, 2011:

Range of Exercise Prices	Number of Options Outstanding	Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number of Options Currently Exercisable	Weighted Average Exercise Price
$0.13	25,000	9.92	$0.13	25,000	$0.13
$0.20	25,000	9.92	$0.20	25,000	$0.20
$0.40	25,000	9.92	$0.40	-	$-
$0.60	25,000	9.92	$0.60	-	$-
$0.61	200,000	6.25	$0.61	200,000	$0.61
$0.74	100,000	7.58	$0.74	100,000	$0.74
$2.29	200,000	5.58	$2.29	200,000	$2.29
	600,000			550,000

The aggregate intrinsic value of stock options outstanding at December 31, 2011 was $ Nil (2010 - $19,330, 2009 - $448,500) while the aggregate intrinsic value of stock options exercisable at December 31, 2011 was $Nil (2010 - $18,580, 2009 - $448,500).  No stock options were exercised in 2011, 2010, or 2009.

During the years ended December 31, 2010 and 2009, 200,000 and 680,000 options were cancelled unexercised. Upon cancellation, the fair value of these liability instruments of $117,985 and 208,144 was re-classified from liability to additional paid-in capital. See Note 4.

The following table summarizes information concerning unvested common stock options under the 2006 and 2002 Plans at December 31, 2011:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Unvested at December 31, 2008	1,100,000	$ 0.74	$ 0.68
Vested	(230,000)	0.63	0.55
Cancelled	(600,000)	(0.82)	(0.22)

Unvested at December 31, 2009	270,000	0.73	0.60
Granted	100,000	0.33	0.21
Vested	(55,000)	(0.46)	(0.47)
Cancelled	(200,000)	(0.61)	(0.57)

Unvested at December 31, 2010	115,000	0.52	0.37
Vested	65,000	0.51	0.37
Cancelled
Unvested at December 31, 2011	50,000	$ 0.13	$ 0.37

As of December 31, 2011, there was $5,605 (2010 – $16,385, 2009 - $20,319) of total unrecognized compensation cost related to all unvested options granted and outstanding. This unrecognized compensation cost is expected to be recognized over a weighted average period of approximately 2 years (2009 – 3 years, 2008 – 4 years)

During the year ended December 31, 2011, the Company recorded consulting fees of $3,000 (2010 – $4,775 2009 – $94,164) in the statement of operations related to stock options granted to non-employees that vested during the year.